Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 305,084	$ 208,466	$ (150,581)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	122,811	120,459	126,821
Amortization of deferred dry-docking costs and leasehold improvements	21,124	19,246	16,432
Amortization of deferred finance costs	3,623	4,052	3,246
Amortization of Right of use assets for finance lease	306	1,116	0
Amortization of revenue escalation	(3,984)	(2,004)	0
Interest expense on long term receivable, net	(505)	(403)	(32)
Interest income from debt securities	(64)	0	0
Change in fair value of derivative instruments	(5,868)	(5,923)	(12,054)
(Gain) Loss on sale of vessels	(81,198)	440	5,817
Impairment charges	26,367	0	86,368
Payments for dry-docking	(19,071)	(29,445)	(27,157)
Proceeds from swaps terminations	0	16,195	0
(Increase) Decrease in:
Receivables and other, net	28,371	(35,238)	(1,327)
Margin deposits	0	1,579	304
Inventories	3,704	(3,299)	(1,105)
Prepaid insurance and other	2,905	(4,957)	(445)
Capitalized voyage expenses	456	(65)	(238)
Increase (Decrease) in:
Payables and other	(11,830)	(27,064)	23,365
Accrued liabilities	(2,805)	8,345	(12,700)
Unearned revenue	5,853	17,029	(3,603)
Net Cash provided by Operating Activities	395,279	288,529	53,111
Cash Flows from Investing Activities:
Advances for vessels under construction	(134,741)	(31,809)	(55,605)
Vessel acquisitions and/or improvements	(163,644)	(301,560)	(5,623)
Investment in debt security	(5,000)	0	0
Proceeds from sale of vessels	165,944	31,555	53,224
Net Cash used in Investing Activities	(137,441)	(301,814)	(8,004)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities	411,424	701,105	189,758
Financing costs	(3,952)	(6,296)	(1,270)
Payments of long-term debt and other financial liabilities	(426,315)	(494,171)	(318,904)
Payments on principal portion of financial liabilities	(1,564)	(2,933)	0
Purchase of treasury stock	0	0	(168)
Redemption of Series D preferred shares	(87,927)	0	0
Redemption of Series B preferred shares	(20,388)	(2,500)	0
Proceeds from stock issuance program, net	0	43,841	53,476
Proceeds from preferred stock issuance, net	0	192	23,741
Cash dividends	(61,861)	(43,711)	(36,314)
Net Cash (used in) provided by Financing Activities	(190,583)	195,527	(89,681)
Net increase (decrease) in cash and cash equivalents and restricted cash	67,255	182,242	(44,574)
Cash and cash equivalents and restricted cash at beginning of period	309,439	127,197	171,771
Cash and cash equivalents and restricted cash at end of period	376,694	309,439	127,197
Interest paid
Cash paid for interest net of amounts capitalized	101,344	48,946	40,840
Current Assets:
Cash and cash equivalents	372,032	304,367	117,192
Restricted cash	4,662	5,072	10,005
Total Cash and cash equivalents and restricted cash	$ 376,694	$ 309,439	$ 127,197